Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital
Net Income Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Six-month period ended June 30,
	2012	2013
Net loss attributable to Dryships Inc.	$(65,658)	$(134,845)
Transfers to the non-controlling interest:
Decrease in Dryships equity for reduction in subsidiary ownership	(81,760)	(45,418)
Net transfers to the non-controlling interest	(81,760)	(45,418)
Net loss attributable to Dryships and transfers to the non-controlling interest	$(147,418)	$(180,263)